Fair Value Measurements	7 Months Ended
Dec. 31, 2020
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS

NOTE 8. FAIR VALUE MEASUREMENTS

The following table presents information about the Company’s financial assets that are measured at fair value on a recurring basis as of December 31, 2020 by level within the fair value hierarchy:

	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Description
Assets held in Trust:
U.S. Treasury Securities maturing March 4, 2021	$166,811,648	$—	$—
Money Market Fund	3,587	—	—
	$166,815,235	$—	$—

Transfers to/from Levels 1, 2 and 3 are recognized at the end of the reporting period. There were no transfers between levels for the three months ended December 31, 2020 and for the period from May 21, 2020 (inception) through December 31, 2020.